Quarterly Report
May 31, 2020
MFS®  New Discovery Value Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 90.7%
Aerospace – 2.4%
CACI International, Inc., “A” (a)	113,632	$28,496,633
PAE, Inc. (a)	4,602,032	43,259,101
		$71,755,734
Apparel Manufacturers – 1.4%
PVH Corp.	319,386	$14,522,482
Skechers USA, Inc., “A” (a)	855,798	26,803,593
		$41,326,075
Automotive – 3.1%
LKQ Corp. (a)	1,492,195	$40,975,675
Methode Electronics, Inc.	577,696	18,110,770
Stoneridge, Inc. (a)	536,363	11,038,350
Visteon Corp. (a)	316,046	22,755,312
		$92,880,107
Business Services – 1.7%
BrightView Holdings, Inc. (a)	1,227,832	$16,809,020
Stamps.com, Inc. (a)	102,068	20,224,774
WNS (Holdings) Ltd., ADR (a)	261,895	12,660,005
		$49,693,799
Chemicals – 1.4%
Element Solutions, Inc. (a)	3,780,095	$41,165,235
Computer Software – 0.7%
8x8, Inc. (a)	1,334,438	$19,402,728
Computer Software - Systems – 1.1%
Verint Systems, Inc. (a)	727,408	$33,729,909
Construction – 1.7%
GMS, Inc. (a)	753,085	$15,430,712
Toll Brothers, Inc.	1,077,359	34,809,469
		$50,240,181
Consumer Products – 2.2%
Energizer Holdings, Inc.	552,180	$24,229,658
Newell Brands, Inc.	1,208,317	15,889,369
Prestige Brands Holdings, Inc. (a)	617,301	26,050,102
		$66,169,129
Consumer Services – 1.7%
Grand Canyon Education, Inc. (a)	337,102	$32,897,784
Regis Corp. (a)	1,606,812	16,903,662
		$49,801,446
Containers – 4.0%
Berry Global Group, Inc. (a)	833,161	$37,417,261
Graphic Packaging Holding Co.	3,892,415	56,323,245
Silgan Holdings, Inc.	742,873	24,841,673
		$118,582,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.1%
HD Supply Holdings, Inc. (a)	837,817	$26,567,177
Littlefuse, Inc.	127,537	20,723,487
TriMas Corp. (a)	1,161,682	27,473,780
WESCO International, Inc. (a)	523,561	17,434,581
		$92,199,025
Electronics – 2.0%
nLIGHT, Inc. (a)	983,245	$21,198,762
Plexus Corp. (a)	588,775	37,811,131
		$59,009,893
Energy - Independent – 2.3%
Magnolia Oil & Gas Corp., “A” (a)	2,758,275	$15,308,426
Parsley Energy, Inc., “A”	3,225,091	29,477,332
WPX Energy, Inc. (a)	4,101,560	23,255,845
		$68,041,603
Engineering - Construction – 4.3%
Construction Partners, Inc., “A” (a)	1,151,693	$20,384,966
KBR, Inc.	2,703,896	63,406,361
Quanta Services, Inc.	1,183,801	43,717,771
		$127,509,098
Entertainment – 1.4%
IMAX Corp. (a)	1,824,518	$23,007,172
Six Flags Entertainment Corp.	828,669	19,042,814
		$42,049,986
Food & Beverages – 2.7%
Hostess Brands, Inc. (a)	2,188,292	$26,423,626
Nomad Foods Ltd. (a)	1,467,461	31,080,824
Sanderson Farms, Inc.	177,714	23,461,802
		$80,966,252
Furniture & Appliances – 1.0%
Owens Corning	579,231	$30,409,627
Gaming & Lodging – 0.9%
Wyndham Hotels & Resorts, Inc.	590,549	$27,123,916
Insurance – 2.7%
CNO Financial Group, Inc.	1,736,118	$24,913,293
Everest Re Group Ltd.	75,381	14,956,344
Hanover Insurance Group, Inc.	176,031	17,664,711
Third Point Reinsurance Ltd. (a)	2,881,081	21,262,378
		$78,796,726
Leisure & Toys – 1.2%
Brunswick Corp.	531,394	$29,231,984
Funko, Inc., “A” (a)(l)	1,080,654	6,105,695
		$35,337,679
Machinery & Tools – 3.7%
AGCO Corp.	452,233	$24,976,828
Enerpac Tool Group Corp.	826,032	14,785,973
ITT, Inc.	206,029	11,887,873
Kennametal, Inc.	960,246	26,637,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Beloit Corp.	379,605	$30,193,782
		$108,481,680
Major Banks – 1.1%
TCF Financial Corp.	1,163,541	$33,649,606
Medical & Health Technology & Services – 1.7%
HMS Holdings Corp. (a)	613,157	$19,155,024
Premier, Inc., “A” (a)	937,206	32,605,397
		$51,760,421
Medical Equipment – 0.4%
Envista Holdings Corp. (a)	555,261	$11,738,217
Natural Gas - Distribution – 2.8%
New Jersey Resources Corp.	1,121,742	$39,395,579
South Jersey Industries, Inc.	1,538,773	43,639,602
		$83,035,181
Natural Gas - Pipeline – 0.6%
Plains GP Holdings LP	1,734,242	$17,325,078
Oil Services – 0.9%
Apergy Corp. (a)	840,279	$7,621,330
Frank's International N.V. (a)	6,150,337	13,838,258
NOW, Inc. (a)	901,006	6,712,495
		$28,172,083
Other Banks & Diversified Financials – 17.0%
Air Lease Corp.	809,955	$24,387,745
Bank of Hawaii Corp.	455,500	29,302,315
Brookline Bancorp, Inc.	2,372,007	22,059,665
Cathay General Bancorp, Inc.	1,237,854	33,657,250
Cullen/Frost Bankers, Inc.	493,205	37,468,784
Element Fleet Management Corp.	4,457,992	31,698,254
Encore Capital Group, Inc. (a)	869,448	27,622,363
First Hawaiian, Inc.	1,766,759	30,476,593
Hanmi Financial Corp.	1,506,344	13,602,286
Lakeland Financial Corp.	943,213	40,265,763
Prosperity Bancshares, Inc.	577,319	37,750,889
Sandy Spring Bancorp, Inc.	458,286	11,113,436
Signature Bank	361,443	37,196,099
SLM Corp.	2,581,315	19,566,368
Textainer Group Holdings Ltd. (a)	1,819,936	14,887,076
UMB Financial Corp.	724,496	37,152,155
Umpqua Holdings Corp.	2,405,950	27,403,771
Wintrust Financial Corp.	688,966	29,184,600
		$504,795,412
Pollution Control – 0.4%
U.S. Ecology, Inc.	397,620	$13,387,865
Real Estate – 8.2%
Brixmor Property Group, Inc., REIT	1,907,220	$21,284,575
Corporate Office Properties Trust, REIT	1,530,858	38,225,524
Industrial Logistics Properties Trust, REIT	1,815,985	34,049,719
Invesco Mortgage Capital, Inc., REIT	1,687,371	4,674,018
Lexington Realty Trust, REIT	2,352,863	22,869,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	261,728	$25,513,245
Office Properties Income Trust, REIT	1,150,240	29,089,570
Spirit Realty Capital, Inc., REIT	398,153	11,319,490
STAG Industrial, Inc., REIT	922,195	24,807,045
Two Harbors Investment Corp., REIT	2,794,886	12,632,885
Urban Edge Properties, REIT	1,859,904	18,134,064
		$242,599,963
Specialty Chemicals – 4.1%
Axalta Coating Systems Ltd. (a)	1,011,112	$23,366,798
Compass Minerals International, Inc.	555,040	26,741,827
Ferro Corp. (a)	2,772,415	33,324,428
Ferroglobe PLC (a)	2,803,361	1,994,592
Univar Solutions, Inc. (a)	2,328,863	36,004,222
		$121,431,867
Specialty Stores – 2.5%
BJ's Wholesale Club Holdings, Inc. (a)	623,040	$22,429,440
Urban Outfitters, Inc. (a)	1,517,675	25,709,415
Zumiez, Inc. (a)	1,008,111	24,567,665
		$72,706,520
Trucking – 1.5%
Schneider National, Inc.	1,800,015	$43,506,363
Utilities - Electric Power – 2.8%
Black Hills Corp.	633,049	$39,065,454
Portland General Electric Co.	912,327	42,979,725
		$82,045,179
Total Common Stocks		$2,690,825,762
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.19% (v)	37,663,191	$37,666,957

Other Assets, Less Liabilities – 8.0%		236,103,405
Net Assets – 100.0%		$2,964,596,124
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,666,957 and $2,690,825,762, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,690,825,762	$—	$—	$2,690,825,762
Mutual Funds	37,666,957	—	—	37,666,957
Total	$2,728,492,719	$—	$—	$2,728,492,719
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2020, the value of securities loaned was $2,723,639. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $2,638,298.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,250,670	$321,599,882	$308,179,189	$(462)	$(3,944)	$37,666,957
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$75,422	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.